Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 87,293	$ 86,541
Acquisition	13,420	2,815
Exchange differences	8,326	(2,063)
Ending balance	109,039	87,293
Accumulated impairment	(35,785)	(6,927)
Goodwill, net	$ 73,254	$ 80,366